Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	29 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000243319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Without Sales Load [Member] | C000243319
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%	25.36%	20.37%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	11.00%	17.88%	19.62%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	12.47%	18.90%	12.72%